Borrowings - Summary of Bills Payable (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)
Disclosure of detailed information about borrowings [line items]
Long-term bills payable	$ 4,998,502	$ 178,010	$ 10,895,365
Unamortized Discounts [member]
Disclosure of detailed information about borrowings [line items]
Long-term bills payable	1,498	53	4,635
Longterm Bills Payable [member]
Disclosure of detailed information about borrowings [line items]
Long-term bills payable	5,000,000	178,063	10,900,000
Ta Ching Bills Finance Corporation [member]
Disclosure of detailed information about borrowings [line items]
Long-term bills payable	1,000,000	35,613	3,100,000
Mega Bills Finance Corporation [Member]
Disclosure of detailed information about borrowings [line items]
Long-term bills payable	2,000,000	71,225	2,000,000
China Bills Finance Corporation [member]
Disclosure of detailed information about borrowings [line items]
Long-term bills payable	$ 2,000,000	$ 71,225	2,800,000
International Bills Finance Corporation [member]
Disclosure of detailed information about borrowings [line items]
Long-term bills payable			$ 3,000,000